Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest and finance costs, related party	$ 948	$ 361